Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 22,789	$ 18,464
Short-term bank deposits		22,000
Available for sale marketable securities	16,500	4,527
Trade receivables, net	31,638	22,598
Other accounts receivable and prepaid expenses	3,735	3,314
Inventories	24,122	15,803
Total current assets	98,784	86,706
Available for sale marketable securities	21,724	29,152
Severance pay fund	768	1,125
Property and equipment, net	9,247	4,778
Intangible assets, net	3,385	1,023
Goodwill	5,092
Other assets	1,046	568
Total long-term assets	41,262	36,646
Total assets	140,046	123,352
CURRENT LIABILITIES:
Trade payables	16,433	13,230
Employees and payroll accruals	5,918	4,383
Deferred revenues and advances from customers	1,679	1,008
Other payables and accrued expenses	6,103	2,630
Total current liabilities	30,133	21,251
LONG TERM LIABILITIES:
Accrued severance pay	1,269	1,839
Payment obligation related to acquisition	1,070
Other long-term liabilities	386
Total long-term liabilities	2,725	1,839
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 shares at December 31, 2015 and 2016, respectively; Issued and Outstanding: 30,295,949 shares and 30,989,873 shares at December 31, 2015 and 2016, respectively	78	76
Accumulated other comprehensive loss	(82)	(283)
Additional paid in capital	94,966	89,071
Retained earnings	12,226	11,398
Total shareholders' equity	107,188	100,262
Total liabilities and shareholders' equity	$ 140,046	$ 123,352